Fees Summary	May 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,857,500.00
Total Fee Amount	2,466.12
Total Offset Amount	0.00
Net Fee	$ 2,466.12
Offering Table N/A
Offset Table N/A	N/A